SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
Schedule of segment information

Segment information for the years ended and as of December 31, 2019 and December 31, 2018 are as follows:

	Biopharmaceutical	Biomaterial
	Products	Products	Total
	USD	USD	USD
Year ended December 31, 2019
Sales	457,738,968	46,005,954	503,744,922
Cost of sales	170,119,887	4,546,657	174,666,544
Gross profit	287,619,081	41,459,297	329,078,378
Income from operations	146,889,589	16,758,294	163,647,883
Net income	138,237,792	25,157,394	163,395,186
Equity in income of an equity method investee	1,587,067	—	1,587,067
Interest income	21,292,269	29,970	21,322,239
Share-based compensation	26,600,015	—	26,600,015
Depreciation and Amortization	17,729,392	8,511,479	26,240,871

Segment assets	2,195,660,575	368,932,329	2,564,592,904
Capital expenditures	22,966,579	3,826,444	26,793,023
Equity method investment	16,725,513	—	16,725,513

	Biopharmaceutical	Biomaterial
	Products	Products	Total
	USD	USD	USD
Year ended December 31, 2018
Sales	422,166,244	44,711,325	466,877,569
Cost of sales	141,683,089	5,104,147	146,787,236
Gross profit	280,483,155	39,607,178	320,090,333
Income from operations	128,980,355	17,192,396	146,172,751
Net income	131,561,108	16,406,007	147,967,115
Equity in income of an equity method investee	2,368,995	—	2,368,995
Interest income	13,704,954	1,796	13,706,750
Share-based compensation	23,130,570	—	23,130,570
Depreciation and Amortization	13,902,507	9,322,844	23,225,351
Income tax expense	15,353,208	2,682,972	18,036,180

Segment assets	2,095,996,321	348,885,628	2,444,881,949
Capital expenditures	35,245,016	1,471,374	36,716,390
Equity method investment	15,428,028	—	15,428,028

Schedule of reconciliation of segment assets to consolidated total assets

Reconciliation of segment assets to consolidated total assets:

	December 31,	December 31,
	2019	2018
	USD	USD
Total segment assets	2,564,592,904	2,444,881,949
Elimination of intercompany investment balances	(626,734,407)	(434,903,268)
Consolidated total assets	1,937,858,497	2,009,978,681